Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 979	$ 1,010
Provision for credit losses
Purchases and originations	78	60
Derecognitions and maturities	(86)	(93)
Remeasurements	212	105
Write-offs	(68)	(27)
Recoveries	7	9
Exchange rate and other	(12)	(39)
Balance at end of period	1,110	1,025
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	274	251
Provision for credit losses
Transfers in (out) to Stage 1	24	58
Transfers in (out) to Stage 2	(9)	(35)
Transfers in (out) to Stage 3	(1)
Purchases and originations	68	52
Derecognitions and maturities	(43)	(41)
Remeasurements	(11)	(32)
Exchange rate and other	(1)	(4)
Balance at end of period	301	249
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	340	352
Provision for credit losses
Transfers in (out) to Stage 1	(24)	(58)
Transfers in (out) to Stage 2	11	35
Transfers in (out) to Stage 3	(16)	(6)
Purchases and originations	10	8
Derecognitions and maturities	(43)	(52)
Remeasurements	84	63
Exchange rate and other	(1)	(8)
Balance at end of period	361	334
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	365	407
Provision for credit losses
Transfers in (out) to Stage 2	(2)
Transfers in (out) to Stage 3	17	6
Remeasurements	139	74
Write-offs	(68)	(27)
Recoveries	7	9
Exchange rate and other	(10)	(27)
Balance at end of period	$ 448	$ 442